Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Summary of major subsidiaries

				Proportion of ownership interest
Name of company	Place of incorporation and business	Particulars of paid-up capital ’000		Group’s effective interest	Held by the Company	Held by a subsidiary	Principal activity
Shanghai Petrochemical Investment Development Company Limited (“Toufa”)	Mainland China	RMB	1,000,000	100.00	100.00	—	Investment management

China Jinshan Associated Trading Corporation (“Jinmao”)	Mainland China	RMB	25,000	67.33	67.33	—	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited (“Jinchang”)	Mainland China	USD	9,154	74.25	—	74.25	Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited (“Jinfei”)	Mainland China	RMB	415,623	100.00	—	100.00	Production of polyethylene products
Shanghai Jinshan Trading Corporation (“JMGJ”)	Mainland China	RMB	100,000	67.33	—	67.33	Import and export of petrochemical products
Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. (“Jinlian”)	Mainland China	RMB	400,000	100.00	—	100.00	Trading of petrochemical products